Earnings / (loss) per share (Tables)	12 Months Ended
Jan. 31, 2019
Earnings per share [abstract]
Earnings / (loss) per share calculation
The calculation of earnings / (loss) per share is based on the following data:

	Year ended January 31, 2019	Year ended January 31, 2018	Year ended January 31, 2017
		(Adjusted*)
	000s	000s	000s
Profit / (loss) for the year	£7,527	£(20,190)	£(21,371)

Weighted average number of ordinary shares for basic earnings / (loss) earnings per share	85,702	65,434	61,549
Effect of dilutive potential ordinary shares (share options and warrants)	442	—	—
Weighted average number of ordinary shares for diluted earnings per share	86,144	65,434	61,549

Basic earnings / (loss) per ordinary share from operations £	0.09	(0.31)	(0.35)
Diluted earnings / (loss) per ordinary share from operations £	0.09	(0.31)	(0.35)
* See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’